INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	$ 9,894,421	$ 9,080,483
Deferred tax liabilities	6,353,499	3,354,302
UNRECOGNIZED DEFERRED INCOME TAX ASSET	3,540,922	5,726,181
Operating losses carried forward [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	9,138,945	8,181,149
Share issuance costs [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	341,552	485,410
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	413,924	413,924
Mineral property interests [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	6,266,778	3,351,389
Marketable securities [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	$ 86,721	$ 2,913